Contents of Significant Accounts - Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Current income tax expense (benefit):
Current income tax charge		$ 2,467,004	$ 3,502,195	$ 2,081,552
Adjustments in respect of current income tax of prior periods		(364,951)	(424,939)	(154,769)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences		(1,033,142)	(2,770,767)	(1,431,680)
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits		(2,016,726)	(54,519)	654,065
Deferred income tax related to changes in tax rates		12,477	0	0
Adjustment of prior year's deferred income tax		9,233	53,322	(1,690)
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets		1,918,586	247,232	(119,978)
Income tax expense recorded in profit or loss	$ 33,485	992,481	552,524	1,027,500
Income tax related to components of other comprehensive income (loss), Items that will not be reclassified
Remeasurements of defined benefit pension plans		31,311	12,899	6,809
Income tax related to components of other comprehensive income (loss), Items that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations		59,838	(620)	(21,026)
Unrealized loss (gain) on available-for-sale financial assets		100,059	95,705	281,203
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss		(135,989)	58,577	(37,850)
Income tax related to items that may be reclassified subsequently to profit or loss	$ 807	23,908	153,662	222,327
Deferred income tax recognized directly to equity
Temporary differences arising from the initial recognition of the equity component separately from the liability component		0	0	(322,001)
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method		227	1,608	1,040
Income tax recognized directly to equity		$ 227	$ 1,608	$ (320,961)